UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-10063

T. Rowe Price International Index Funds, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher
100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: October 31

Date of reporting period: April 30, 2009

Item 1: Report to Shareholders

International Equity Index Fund	April 30, 2009

The views and opinions in this report were current as of April 30, 2009. They are not guarantees of performance or investment results and should not be taken as investment advice. Investment decisions reflect a variety of factors, and the managers reserve the right to change their views about individual stocks, sectors, and the markets at any time. As a result, the views expressed should not be relied upon as a forecast of the fund’s future investment intent. The report is certified under the Sarbanes-Oxley Act, which requires mutual funds and other public companies to affirm that, to the best of their knowledge, the information in their financial reports is fairly and accurately stated in all material respects.

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Manager’s Letter

Fellow Shareholders

A sharp rally in international equities late in the period helped mitigate the devastating losses shareholders have endured during the past year. Economic indicators—from the International Monetary Fund’s (IMF) forecast that Europe’s economy would contract 4% in 2009 to the all-time low hit by Japan’s business confidence survey—were more downbeat than those of previous months, but investors focused on signs that the worst of the world’s economic and financial crisis may be over. Many markets registered their largest gains since early last summer.

The fund returned -3.80% over the six months ended April 30, 2009, versus -1.57% for the FTSE Developed ex North America Index, against the backdrop of one of the most tumultuous periods for equity investors in history. It is still too early to know whether the results of the past couple of months marked an end to the relentless selling that commenced early in 2008, but investors found some signs of hope that the worst may be over.

Fund results relative to the benchmark primarily reflect the fund’s operating and management expenses, taxes, and “fair value” pricing at the end of the period, none of which are incurred by the benchmark. As described in the fund’s prospectus, because there are timing differences between when the fund prices its securities and when certain foreign markets close, the fund adjusts the prices of its portfolio securities to reflect market events that may affect prices after foreign markets close. The fund values its portfolio securities in this way to protect the fund and deter market-timing by speculators. Since the index does not need to apply fair valuation, this technicality contributed to the performance disparity between the fund and the index.

The fund gives shareholders exposure to non-U.S. stocks by seeking to match the performance of the FTSE Developed ex North America Index, a broadly diversified stock market index based on the investable market capitalization of more than 1,200 predominantly larger companies listed in over 20 countries. The index’s major markets include the U.K., Japan, and other developed countries in Europe and the Pacific Rim. It is constructed by sorting the market in each country in the index by industry groups and targeting a significant portion of the stocks in these groups for inclusion. The fund attempts to replicate the index by investing in the stocks included in the index in proportion to their weighting.

At the end of April, Europe represented 64% of net assets, with Japan and the Pacific Rim constituting most of the balance (see the Geographic Diversification table for a breakdown of regional allocations). Financial stocks were the largest sector at 23.3% of assets, followed by industrials and business services (11.3%), consumer discretionary (10.4%), consumer staples (9.6%), and materials (8.8%).

MARKET REVIEW

International equities fluctuated over a wide range during the period, falling to multiyear lows around the end of February before embarking on a sharp rally that erased most of the losses of previous months. With nearly all of the world’s largest economies in recession, much of the economic news was bleak. The U.S. economy contracted sharply in the first quarter, setting the stage for weak data in the euro zone and Japan. The IMF forecast in April that the world economy, overall, would shrink by 1.3% in 2009, and the World Bank and the Organization for Economic Cooperation and Development projected that global output could fall this year for the first time since World War II.

Concerns about the solvency of financial institutions—most prominently Citigroup, Bank of America, and AIG, all of which required further government funding—overshadowed international markets throughout late 2008 and early 2009. Fears surfaced that the global downturn would create instability among emerging countries, perhaps causing some to default on their loans, although the rapid provision of credit lines to several of them by the IMF helped alleviate the situation.

Authorities around the world continued to ease monetary policy aggressively and expand public spending in an attempt to stabilize global economies and financial markets. Toward the end of the period, these policy responses led to a rebound in investor confidence, particularly regarding financials, amid signs that liquidity and solvency in the banking system might be improving. In addition, first-quarter earnings were generally less affected by the downturn than many had predicted. Stocks moved higher throughout March and April as fears of a full-blown depression diminished and markets began to sense a return to growth later this year or early in 2010.

PORTFOLIO HIGHLIGHTS

Once again, financials were the focal point of events during the past six months. Since they constitute the largest sector in our benchmark index and, consequently, in our portfolio, they were among the major detractors from fund performance during the period. U.K. bank HSBC was a notably poor performer, as were other holdings in the group including BNP Paribas of France, Lloyds Banking Group of the U.K., Royal Bank of Scotland, Japan’s Mitsubishi UFJ Financial, and Spain’s Banco Santander. (Please refer to the fund’s portfolio of investments for a detailed list of holdings and the amount each represents in the portfolio.)

Other sectors that restrained fund results over the half year were health care, consumer staples, utilities, and energy. Switzerland-based Roche Holding and Novartis, two of our largest health care holdings, were among the portfolio’s poorest performers with pharmaceutical companies taking a heavy toll. GlaxoSmithKline and AstraZeneca, two U.K. holdings, were other laggards within the group. Among consumer staples, Switzerland’s Nestle in the food products industry, tobacco giant British American Tobacco, and U.K. beverage conglomerate Diageo were significant detractors. Utilities companies represented only 6.4% of net assets in the portfolio, but France’s GDF Suez was one of our 25 largest holdings and was down significantly during the period. Also hurting results against the backdrop of falling oil prices were energy giants BP, Royal Dutch Shell, and France’s Total.

The sector that did best over the past six months was industrials and business services, followed by materials and information technology. Indeed, they were the only three sectors to post positive results during the period. German industrial conglomerate firm Siemens, one of our major holdings, was a standout performer. Denmark’s Vestas Wind Systems, an electrical equipment company, also performed well. A major holding in the materials sector, the U.K.’s BHP Billiton, a metals and mining stock, advanced sharply thanks to a rebound in gold and commodities prices. Newcrest Mining, a mining stock based in Australia, contributed positively, as did Germany’s BASF in the chemicals industry. In information technology, electronic equipment stock Kyocera of Japan contributed well to fund results.

The portfolio’s five largest holdings during the past six months were Royal Dutch Shell, BP, Nestle, HSBC, and Total. The holdings that made the best positive contributions to fund performance included BHP Billiton, Barclays, and Deutsche Bank, while the three worst contributors were Volkswagen, HSBC, and Novartis.

INVESTMENT OUTLOOK

We believe that for a sustained recovery to occur, the following preconditions are necessary: Credit markets must continue to improve so that companies can finance their daily activities; the pace of deleveraging must slow, both on corporate balance sheets and in terms of the amount of money circulating in the financial system; government fiscal and monetary stimulus packages must gain further traction on liquidity and aggregate demand; and deflationary pressures must not become ingrained. With the exception of deflation, where a longer time horizon is required, there are some initial signs of improvement, and additional progress appears likely in the next 12 to 18 months.

Eventually, we foresee a new backdrop for international investing emerging from this slow transition, characterized by lower real global economic growth in the 1% to 3% range. Interest rates will likely rise, but only slowly, while there will be moderate recoveries in consumer spending and fixed-asset investments such as property, plants, and equipment, along with gradual improvements in corporate pricing power and profit margins. After hitting rock bottom in the sell-off, equity valuations should continue to normalize. Although we expect the global economy to get worse before it gets better, there should be some signs of economic stability forming in the latter half of this year or early 2010, with international equity markets reacting positively over a two- to three-year time frame.

We would like to remind our shareholders that we do not make investment decisions based on market forecasts or prospects for individual companies. Rather, our mission is to provide investors with low-cost exposure to non-U.S. equities through a diversified portfolio designed to replicate the performance of our benchmark index in all market conditions. While international stocks have been battered, it is important to maintain a long-term perspective and include an allocation to foreign securities as an integral part of a diversified investment portfolio.

Respectfully submitted,

E. Frederick Bair
Cochairman of the fund’s Investment Advisory Committee

Neil Smith
Cochairman of the fund’s Investment Advisory Committee

May 18, 2009

The committee cochairmen have day-to-day responsibility for managing the portfolio and work with committee members in developing and executing the fund’s investment program.

RISKS OF INTERNATIONAL INVESTING

Funds that invest overseas generally carry more risk than funds that invest strictly in U.S. assets. Funds investing in a single country or in a limited geographic region tend to be riskier than more diversified funds. Risks can result from varying stages of economic and political development; differing regulatory environments, trading days, and accounting standards; and higher transaction costs of non-U.S. markets. Non-U.S. investments are also subject to currency risk, or a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.

GLOSSARY

FTSE Developed ex North America Index: A broadly diversified stock market index based on the investable market capitalization of more than 1,200 predominantly larger companies. The index’s major markets include the U.K., Japan, and other developed countries in Europe and the Pacific Rim.

Performance and Expenses

GROWTH OF $10,000

This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with benchmarks, which may include a broad-based market index and a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.

AVERAGE ANNUAL COMPOUND TOTAL RETURN

This table shows how the fund would have performed each year if its actual (or cumulative) returns for the periods shown had been earned at a constant rate.

FUND EXPENSE EXAMPLE

As a mutual fund shareholder, you may incur two types of costs: (1) transaction costs, such as redemption fees or sales loads, and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the most recent six-month period and held for the entire period.

Actual Expenses
The first line of the following table (“Actual”) provides information about actual account values and actual expenses. You may use the information in this line, together with your account balance, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The information on the second line of the table (“Hypothetical”) is based on hypothetical account values and expenses derived from the fund’s actual expense ratio and an assumed 5% per year rate of return before expenses (not the fund’s actual return). You may compare the ongoing costs of investing in the fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Note: T. Rowe Price charges an account maintenance fee that is not included in the accompanying table. The account maintenance fee is charged on a quarterly basis, usually during the last week of a calendar quarter, and applies to accounts with balances below $10,000 on the day of the assessment. The fee is charged to accounts that fall below $10,000 for any reason, including market fluctuations, redemptions, or exchanges. When an account with less than $10,000 is closed either through redemption or exchange, the fee is charged and deducted from the proceeds. The fee applies to IRA accounts but not to retirement plans directly registered with T. Rowe Price Services or accounts maintained by intermediaries through NSCC® Networking. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.

You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs, such as redemption fees or sales loads. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. To the extent a fund charges transaction costs, however, the total cost of owning that fund is higher.

Unaudited

Financial Highlights
For a share outstanding throughout each period

	6 Months Ended 4/30/09‡	Year Ended 10/31/08‡	10/31/07‡	10/31/06‡	10/31/05‡	10/31/04
NET ASSET VALUE						
Beginning of period	$ 9.02	$ 17.39	$ 14.12	$ 11.26	$ 9.72	$ 8.38
Investment activities						
Net investment income	0.13	0.45	0.44	0.32	0.23	0.14
Net realized and unrealized gain (loss)	(0.45)	(8.32)	3.19	2.72	1.47	1.34
Total from investment activities	(0.32)	(7.87)	3.63	3.04	1.70	1.48
Distributions						
Net investment income	(0.36)	(0.38)	(0.28)	(0.17)	(0.15)	(0.13)
Net realized gain	–	(0.12)	(0.08)	(0.01)	(0.01)	(0.01)
Total distributions	(0.36)	(0.50)	(0.36)	(0.18)	(0.16)	(0.14)
NET ASSET VALUE						
End of period	**$ 8.34**	**$ 9.02**	**$ 17.39**	**$ 14.12**	**$ 11.26**	**$ 9.72**
Ratios/Supplemental Data						
Total return(1)	(3.80)%	(46.45)%	26.22%	27.32%	17.65%	17.86%
Ratio of total expenses to average net assets	0.50%(2)	0.50%	0.50%	0.50%	0.50%	0.50%
Ratio of net investment income to average net assets	3.34%(2)	3.20%	2.83%	2.51%	2.12%	1.97%
Portfolio turnover rate	5.7%	29.5%	30.5%	36.3%	53.1%(3)	58.2%
Net assets, end of period (in thousands)	$ 315,155	$ 327,965	$ 634,781	$ 246,696	$ 140,411	$ 48,340

‡ Per share amounts calculated using average shares outstanding method.

(1) Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions and payment of no redemption or account fees.

(2) Annualized

(3) Excludes the effect of the acquisition of the TD Waterhouse Asian Pacific Index Fund and the TD Waterhouse European Index Fund's assets.

The accompanying notes are an integral part of these financial statements.

Unaudited

PORTFOLIO OF INVESTMENTS ‡

(Cost and value in $000s)

	Shares/$ Par	Value
AUSTRALIA 6.1%		
Common Stocks 6.1%		
ABC Learning Centers (1)	18,727	—
Adelaide Brighton	8,380	13
AGL Energy	17,119	188
Allco Finance Group (1)	10,289	—
Alumina	45,783	47
Amcor	34,760	121
AMP	76,515	288
Ansell	5,442	33
APN News & Media	5,891	6
Aristocrat Leisure	18,200	48
Asciano	25,615	25
ASX	6,778	161
Austereo Group	6,922	6
Australand Property Group	17,938	6
Australia & New Zealand Banking	87,219	1,004
Australian Wealth	16,374	12
AWB	13,401	13
AXA Asia Pacific	50,898	145
Babcock & Brown (1)	12,752	—
Bank of Queensland	5,486	34
Bendigo & Adelaide Bank	10,169	51
BHP Billiton	64,967	1,564
Billabong International	6,100	46
BlueScope Steel	30,007	51
Boral	23,202	69
Brambles	53,314	229
Caltex Australia	5,267	38
CFS Retail Property, Equity Units	65,401	78
Challenger Financial Services	17,762	26
Coca-Cola Amatil	21,750	144
Cochlear	2,196	79
Commonwealth Bank of Australia	53,693	1,365
Commonwealth Property Office, Equity Units	62,992	37

Computershare	22,331	148
Consolidated Media	20,303	31
Corporate Express Australia	3,308	8
Crown	20,303	101
CSL	20,991	525
CSR	37,280	36
Dexus Property Group (1)	33,078	18
Dexus Property Group	115,774	61
Downer EDI	9,279	34
Elders	29,261	9
Energy Resources of Australia	2,952	45
Envestra	25,239	9
Fairfax Media	17,570	15
Flight Centre	3,144	14
Fortescue Metals Group (1)	82,863	141
Foster's Group	74,265	284
Goodman Fielder	51,691	43
Goodman Group	107,861	29
GPT Group, Equity Units	173,668	59
Gunns	15,273	12
GWA International	10,750	18
Harvey Norman Holdings	30,894	67
Iluka Resources (1)	13,287	32
Incitec Pivot	64,342	99
Insurance Australia	73,166	184
iShares MSCI Australia Index Fund (USD)	22,000	323
James Hardie Industries, GDR	18,211	61
Leighton Holdings	5,417	83
Lend Lease	15,845	83
Lion Nathan	15,641	133
Macquarie Airports, Equity Units	27,117	36
Macquarie Group	10,561	256
Macquarie Infrastructure, Equity Units	96,150	94
Macquarie Office Trust, Equity Units	77,996	11

Metcash	29,704	90
Mirvac Group	65,840	50
National Australia Bank	71,876	1,074
New Hope	9,448	29
Newcrest Mining	18,614	405
Nufarm	7,340	71
Oil Search	43,978	164
Onesteel	48,453	78
Orica	13,678	168
Origin Energy	33,539	398
Oz Minerals	122,365	67
Paladin Energy (1)	23,424	78
Paperlinx	17,438	7
Perpetual Limited	1,635	38
Qantas Airways	42,926	62
QBE Insurance	37,970	599
Rio Tinto	13,244	619
Santos	22,522	269
Sigma Pharmaceuticals	36,806	30
Sims Group	7,044	102
Sonic Healthcare	13,167	112
SP Ausnet	40,489	29
Spotless Group	8,406	13
Stockland	57,272	130
Suncorp-Metway	42,691	182
Tabcorp Holdings	20,549	111
Tatts Group	49,364	99
Telstra	168,666	408
Ten Network Holdings	18,376	13
Toll Holdings	25,370	109
Tower Australia Group	12,858	19
Transurban Group	47,351	154
Wesfarmers	37,580	617
Wesfarmers Limited	6,904	113

West Australian Newspapers	2,479	9
Westfield Group	88,107	685
Westpac Bank	107,513	1,496
Woodside Petroleum	19,857	552
Woolworths	46,285	898
Worley Group	9,024	120
Total Australia (Cost $27,365)		19,296

AUSTRIA 0.4%

Common Stocks 0.4%

Atrium European Real Estate (1)	11,747	47
Erste Group Bank	9,242	193
EVN	1,899	29
Immoeast (1)(2)	16,465	37
Immofinanz (2)	17,973	35
Oest Elektrizitatswirts, Class A	1,789	73
OMV (2)	5,770	180
Raiffeisen International (2)	1,832	63
Strabag (2)	1,304	30
Telekom Austria	13,625	179
Vienna Insurance (1)(2)	1,517	60
Voestalpine (2)	6,565	126
Wienerberger (2)	3,315	39
Total Austria (Cost $2,786)		1,091

BELGIUM 0.9%

Common Stocks 0.9%

Anheuser-Busch InBev, WPR Strip (1)	11,328	—
Anheuser-Busch InBev (2)	30,609	934
Belgacom (2)	6,547	190
CNP-Cie Natle A Portefeuille (2)	1,394	67
Colruyt	515	117

Delhaize (2)	3,952	266
Dexia (2)	20,395	99
Fortis	75,311	186
Fortis, Rights, 7/4/14 (1)	30,311	–
Groupe Bruxelles Lambert (2)	3,103	224
KBC	6,827	150
KBC Ancora	618	9
Mobistar	747	45
RTL Group	550	23
SES, FDR	12,808	231
Solvay	1,663	143
UCB (2)	5,399	147
Umicore (2)	5,034	99
Total Belgium (Cost $4,850)		2,930

CHINA 1.9%

Common Stocks 1.9%

Agile Property (HKD)	58,000	43
Alibaba.com (HKD) (1)(2)	57,500	68
Anta Sports Products (HKD)	28,000	24
Beijing Enterprises (HKD) (2)	13,000	57
C C Land Holdings (HKD) (1)(2)	40,000	13
Chaoda Modern Agriculture (HKD) (2)	48,464	28
China Agri-Industries Holdings (HKD) (1)	55,000	28
China Citic Bank (HKD)	89,000	40
China Everbright (HKD)	32,000	62
China Foods (HKD)	44,000	21
China High Speed Transmission (HKD) (2)	25,000	45
China Huiyuan Juice (HKD)	50,000	34
China Insurance International (HKD) (2)	28,000	47
China Mengniu Dairy (HKD)	42,000	75
China Merchants Holdings (HKD) (2)	48,000	113
China Mobile (HKD)	233,000	2,016

China Overseas Land & Investment (HKD)	155,480	270
China Resources Enterprises (HKD)	46,000	81
China Resources Land (HKD)	64,000	115
China Resources Power Holdings (HKD)	48,000	107
China Travel International Investment (HKD)	112,000	20
China Unicom Hong Kong (HKD) (2)	275,170	320
China Yurun Food Group (HKD)	28,000	33
Citic Pacific (HKD)	43,000	63
CNOOC (HKD)	690,000	768
Cosco Pacific (HKD)	44,000	42
Country Garden (HKD) (1)(2)	128,000	42
Denway Motors (HKD)	220,000	92
Global Bio-Chem Technology (HKD)	68,000	9
Gome Electrical Appliances (HKD)	394,000	28
Greentown China Holdings (HKD)	23,500	13
Guangdong Investment (HKD)	70,000	29
Guangzhou Investment (HKD) (2)	200,000	32
Hengan International Group (HKD) (2)	34,000	142
Hidili Industry International Development (HKD) (2)	41,000	16
Hopson Development (HKD)	22,000	17
Huabao International (HKD)	50,000	35
KWG Property (HKD) (2)	38,500	15
Lenovo Group (HKD) (2)	252,000	66
Li Ning (HKD) (2)	30,000	62
Melco International Development (HKD) (1)	24,000	12
Nine Dragons Paper (HKD) (2)	50,000	23
Parkson Retail (HKD) (2)	32,500	41
Semiconductor Manufacturing (HKD) (1)	186,000	7
Shanghai Industrial (HKD)	21,000	72
Shenzhen Investment (HKD)	64,000	19
Shimao Property (HKD)	51,500	57
Sinofert Holdings (HKD)	110,000	51
Soho China (HKD)	78,500	38
Tencent Holdings (HKD)	28,000	251

TPV Technology (HKD)	56,000	19
Want Want China Holdings (HKD)	198,000	99
Yangzijizng Shipbuilding (SGD)	52,000	17
Total China (Cost $6,130)		5,837

DENMARK 1.0%

Common Stocks 1.0%

AP Moller - Maersk, Series A (1)	36	205
AP Moller - Maersk, Series B (1)	49	284
Carlsberg, Series B	4,670	225
Coloplast, Series B	1,354	92
Danisco	1,916	63
Danske Bank (1)	26,927	294
Flsmidth (1)	2,025	65
H. Lundbeck	2,689	49
Jyske (1)	2,179	56
Novo Nordisk, Series B	20,741	984
Novozymes, Series B	2,119	144
Rockwool International, Series B	165	13
Vestas Wind Systems (1)	7,136	464
William Demant Holding (1)	898	43
Total Denmark (Cost $4,133)		2,981

EUROPE/FAR EAST 0.4%

Common Stocks 0.4%

iShares MSCI EAFE Index Fund	30,400	1,274
Total Europe/Far East (Cost $1,292)		1,274

FINLAND 1.2%

Common Stocks 1.2%

Fortum (2)	17,130	346

Kesko, Series B (2)	2,597	67
Kone Oyi	6,458	177
Metso Oyi	5,594	86
Neste Oil (2)	5,063	65
Nokia (2)	142,354	2,029
Nokian Renkaat	4,756	75
Outokumpu	5,369	80
Rautaruukki	4,114	77
Sampo, Series A	21,688	406
Sanoma	1,916	25
Stora Enso, Series R (1)	23,942	137
UPM-Kymmene	20,243	181
Wartsila, Series B (2)	3,894	128
Total Finland (Cost $6,198)		3,879

FOREIGN/EUROPE 0.5%

Common Stocks 0.5%

iShares MSCI EMU Index Fund	60,100	1,688
Total Foreign/Europe (Cost $1,460)		1,688

FRANCE 11.0%

Common Stocks 11.0%

Accor (2)	8,803	374
Aeroports de Paris	1,152	66
Air France (2)	5,928	66
Air Liquide (2)	9,988	815
Alcatel-Lucent (1)(2)	88,094	223
Alstom	10,893	681
ArcelorMittal (2)	41,797	981
Arkema (2)	2,470	57
Atos Origin (2)	2,753	85
AXA (1)	80,467	1,341

BIC (2)	1,437	77
BNP Paribas (2)	34,821	1,833
Bouygues (2)	10,025	429
Bureau Veritas	2,084	85
Cap Gemini (1)	5,694	213
Carrefour (1)(2)	27,077	1,095
Casino Guichard-Perrachon (2)	1,516	95
Christian Dior (2)	2,863	192
CIE Generale de Geophysique Veritas (1)	5,382	78
Ciments Francais	437	40
CNP Assurances (2)	1,750	138
Compagnie De Saint-Gobain (2)	18,968	678
Credit Agricole	34,255	497
Danone (2)	19,727	941
Dassault Systemes (2)	2,347	97
EADS (2)	12,918	186
Eiffage (2)	2,736	141
Electricite De France	9,868	457
Eramet	409	88
Essilor International (2)	8,127	350
Euler Hermes	604	29
Eurazeo	1,095	45
Eutelsat	3,290	71
France Telecom	75,681	1,679
GDF Suez, WPR Strip (2)	64,090	2,305
GDF Suez (1)	2,058	—
Gecina (2)	737	40
Groupe Danone, Rights, 5/18/09 (1)	19,727	—
Hermes International (2)	3,081	407
Imerys (2)	1,234	51
JCDecaux (2)	2,698	39
Klepierre (2)	2,723	60
Klepierre, Rights, 5/4/09 (1)	2,723	—
L'Oreal (2)	11,747	839

Vivendi	44,761	1,207
Wendel (2)	983	36
Total France (Cost $55,378)		34,674

GERMANY 7.9%

Common Stocks 7.6%

Adidas (2)	7,744	292
Allianz SE (2)	17,347	1,592
Arcandor AG (1)(2)	3,368	8
BASF (1)(2)	36,389	1,368
Bayer AG (1)	29,659	1,471
Beiersdorf (2)	3,553	146
BMW (2)	11,578	400
Celesio (2)	3,300	73
Commerzbank (2)	25,939	175
Daimler (2)	37,099	1,322
Deutsche Bank (2)	23,929	1,277
Deutsche Boerse (2)	7,501	554
Deutsche Post	34,718	398
Deutsche Postbank (2)	3,369	72
Deutsche Telekom (2)	126,922	1,529
E.ON AG (2)	77,028	2,602
Fraport	1,424	57
Fresenius	192	8
Fresenius Medical Care (2)	8,363	329
GEA Group	7,266	95
Generali Deutschland	303	25
Hamburger Hafen Und Logistik (2)	1,100	40
Hannover Rueckversicherung	2,361	77

Heidelberger Zement	987	41
Henkel AG (2)	1,689	42
HOCHTIEF	2,073	101
Hypo Real Estate Holding (2)	7,874	14
Infineon Technologies (1)(2)	29,272	77
KS (2)	6,347	381
Lanxess	3,313	71
Linde (2)	4,799	382
Lufthansa (2)	8,964	114
Man	5,423	335
Merck	2,485	222
METRO	6,233	265
Munich (2)	7,939	1,096
Puma (1)	263	56
Q-Cells (1)(2)	1,593	34
RWE (2)	15,100	1,086
Salzgitter	1,691	120
SAP	35,948	1,375
Siemens	35,475	2,381
Solarworld (2)	3,057	85
Suedzucker (2)	2,654	51
ThyssenKrupp	14,842	318
TUI (2)	9,760	107
Volkswagen	3,892	1,224
Wacker Chemie	618	63
		23,951
Preferred Stocks 0.3%		
Fresenius SE (2)	4,025	208
Henkel AG (2)	9,723	263

Porsche Automobil (2)	3,366	241
Volkswagen	1,882	118
		830
Total Germany (Cost $34,314)		24,781

GREECE 0.5%

Common Stocks 0.5%

Alpha Bank (1)	15,977	155
Bank of Piraeus	12,647	116
Coca-Cola Hellenic Bottling	5,590	89
Commercial Bank of Greece (1)	1,732	13
Commercial Bank of Greece, Rights, 4/30/09 (1)	1,732	—
EFG Eurobank Ergasias	15,184	119
Hellenic Petroleum	4,825	47
Hellenic Telecommunications	14,427	221
Marfin Investment Group	19,500	84
National Bank of Greece	19,090	397
OPAP	9,368	290
Public Power	4,490	87
Titan Cement	2,233	57
Total Greece (Cost $3,245)		1,675

HONG KONG 2.8%

Common Stocks 2.8%

ASM Pacific Technology (2)	7,500	34
Bank of East Asia	67,980	162
Belle International Holdings	98,000	76
Boc Hong Kong	162,500	230
Cafe de Coral Holdings	16,000	30
Cathay Pacific Airways	62,000	72
Cheung Kong Holdings	67,000	698

Cheung Kong Infrastructure	18,000	70
Chinese Estates Holdings	35,000	44
Chong Hing Bank (2)	7,000	9
Citic Resources Holdings (1)(2)	78,700	11
CLP Holdings	69,900	472
Dah Sing Banking Group (2)	6,400	5
Dah Sing Financial	4,800	14
Esprit Holdings	36,400	223
First Pacific	94,000	42
Fosun International	76,500	27
Foxconn (1)(2)	83,000	51
Fubon Bank (2)	12,000	4
Galaxy Entertainment (1)	53,000	13
Giordano International	58,000	12
Great Eagle Holdings	12,000	17
Guoco Group	5,000	31
Hang Lung Group	39,000	143
Hang Lung Properties	82,000	233
Hang Seng Bank	29,400	326
Henderson Land Development	42,569	198
Hong Kong & China Gas	192,453	358
Hong Kong Aircraft Engineerg	3,200	30
Hong Kong and Shanghai Hotels	28,000	21
Hong Kong Electric	62,500	370
Hong Kong Exchanges	41,100	472
Hopewell Highway Infrastructure	38,000	21
Hopewell Holdings	35,000	90
Hutchison Harbour Ring	138,000	10
Hutchison Telecommunications	55,000	10
Hutchison Telecommunications, Hong Kong Shares (1)	55,000	8
Hutchison Whampoa	123,000	719
Hysan Development	31,000	56
Industrial & Commercial Bank of China (2)	19,000	24
iShares MSCI Hong Kong Index Fund (USD)	13,300	158

Jardine Matheson (USD)	9,600	216
Johnson Electric	71,000	15
Kerry Properties	22,000	66
Kingboard Chemicals Holdings (2)	24,500	60
Kowloon Development	22,000	11
Lee & Man Paper Manufacturing (2)	13,600	10
Li & Fung (2)	101,600	286
Lifestyle International Holdings	25,500	24
LINK, REIT	84,500	165
Mongolia Energy (1)	59,000	17
MTR	66,500	169
New World China Land	42,800	17
New World Development	109,000	143
NWS Holdings	24,000	48
Orient Overseas International	9,700	28
Public Financial Holdings	12,000	4
Shangri-La Asia	56,000	83
Shenzhen International Holdings	410,000	20
Shui On Land	49,500	21
Shun Tak Holdings	44,000	19
Sino Land	96,000	122
Sun Hung Kai Properties	74,000	762
Swire Pacific, Series A	36,000	281
Techtronic Industries (2)	58,000	34
Television Broadcasts	13,000	46
Texwinca Holdings	26,000	16
Tingyi (Cayman Island)	88,000	107
Wharf Holdings	54,000	178
Wheelock	32,000	69
Wing Hang Bank	8,500	51
Yue Yuen Industrial	19,500	43
Total Hong Kong (Cost $10,767)		8,725

IRELAND 0.4%

Common Stocks 0.4%

Allied Irish Banks	34,756	43
Anglo Irish Bank, Dublin Listing	29,788	–
Bank of Ireland	38,525	39
CRH	26,168	680
Elan (1)	18,412	109
Irish Life & Permanent	10,652	27
Kerry Group, Series A	5,095	105
Ryanair Holdings, ADR (USD) (1)	4,000	109
Total Ireland (Cost $3,660)		1,112

ISRAEL 0.8%

Common Stocks 0.8%

Africa Israel Investments (1)	396	6
Alvarion (1)	1,750	5
Bank Hapoalim (1)	38,814	89
Bank Leumi Le-Israel	23,116	58
Bezeq Israel Telecommunication	76,708	121
Blue Square Israel	512	3
Cellcom Israel	1,918	43
Clal Industries & Investment	1,851	5
Clal Insurance Enterprise Holdings (1)	416	5
Delek Automotive	713	6
Delek Group	91	8
Delek Real Estate (1)	800	1
Discount Investment	1,006	14
Elbit Imaging	400	7
Elbit Systems	828	42
First International Bank of Israel (1)	4,798	8
Gazit-Globe	1,478	8
Given Imaging	456	4

Harel Insurance (1)	250	8
Hot Telecommunication System (1)	896	6
IDB Holding	593	10
Israel	91	39
Israel Discount Bank	11,573	11
Israel Chemicals	20,182	169
Jerusalem Economy (1)	623	3
Koor Industries (1)	374	8
Makhteshim-Agan	8,825	39
Migdal Insurance & Financial Holdings (1)	8,150	9
NICE Systems (1)	2,363	61
Oil Refineries	31,470	11
Ormat Industries	1,394	11
Osem Investment	1,747	18
Partner Communications	3,083	51
Paz Oil	120	13
Property & Building	69	4
Shufersal	2,506	8
Strauss, Series A	1,237	12
Teva Pharmaceuticals	34,471	1,513
United Mizrahi Bank	4,362	24
Total Israel (Cost $2,839)		2,461

ITALY 3.6%

Common Stocks 3.6%

A2A	60,008	99
Alleanza Assicurazioni	16,570	111
Assicurazioni Generali	53,959	1,096
Atlantia	16,553	292
Autogrill (2)	5,081	38
Banca Carige	31,833	116
Banca Monte Dei Paschi Siena (2)	107,342	172
Banco Popolare S.p.A	24,636	161

Banco Popolare di Milano	16,252	95
Benetton Group (2)	2,868	23
Bulgari (2)	5,798	30
Buzzi Unicem	3,196	47
Edison (2)	19,362	24
Enel	177,389	961
Eni S.p.A.	106,024	2,298
EXOR (1)	5,384	69
Fiat (1)	31,383	307
Finmeccanica	16,637	234
Fondiaria Sai S.p.A.	4,545	75
Intesa Sanpaolo	341,832	1,083
Italcementi S.p.A. (2)	1,218	15
Italcementi S.p.A. RNC	7,317	46
Lottomatica (1)	2,344	48
Luxottica (2)	5,374	99
Mediaset (2)	34,690	195
Mediobanca	16,034	185
Mediolanum (2)	8,589	39
Parmalat (2)	64,245	128
Pirelli	153,686	60
Saipem	12,683	273
Saras S.p.A. Raffinerie Sarde	15,023	44
Snam Rete Gas	38,276	152
Snam Rete Gas, Rights, 5/15/09 (1)	38,276	29
Telecom Italia (2)	577,200	729
Telecom Italia RNC	160,375	143
Terna	58,736	189
Unicredit	552,182	1,336
Unione di Banche Italiane	24,509	337
Unipol Gruppo Finanziario	811	1
		11,379

Preferred Stocks 0.0%

Unipol Gruppo Finanziario	76,677	64
		64
Total Italy (Cost $20,641)		11,443

JAPAN 21.8%

Common Stocks 21.8%

77 Bank	11,000	56
ABC-Mart (2)	1,000	21
ACOM (2)	1,840	44
Advantest	5,900	93
AEON Credit Service (2)	3,100	35
Aeon Mall	3,600	47
AIFUL (2)	2,200	4
Aioi Insurance	22,000	96
Air Water	6,000	49
Aisin Seiki	5,800	119
Ajinomoto	21,000	154
Alfresa Holdings	1,200	46
All Nippon Airways	26,000	95
Alps Electric	5,400	29
Amada	12,000	73
Aoyama Trading	2,000	29
Aozora Bank	33,000	41
Asahi Breweries	14,000	176
Asahi Glass (2)	34,000	203
Asahi Kasei	42,000	169
Asatsu	1,300	22
Asics (2)	6,000	39
Astellas Pharma	14,536	474
Autobacs Seven	1,200	33
AWA Bank	7,000	39

Bank of Kyoto (2)	11,000	88
Bank of Nagoya	6,000	25
Bank of Yokohama	40,000	169
Benesse	3,100	118
Bridgestone	23,500	349
Brother Industries	11,000	89
Calsonic Kansei	3,000	6
Canon	51,200	1,544
Canon Sales	3,000	37
Capcom	1,900	33
Casio Computer (2)	8,200	62
Central Japan Railway	65	384
Chiba Bank	27,000	133
Chiyoda	8,000	48
Chubu Electric	22,600	497
Chugai Pharmaceutical	8,800	163
Chugoku Bank	7,000	88
Chugoku Electric Power (2)	10,700	216
Chuo Mitsui Trust Holdings	45,000	147
Circle K Sunkus	1,700	24
Citizen Holdings	11,300	51
Coca-Cola West	2,200	36
Cosmo Oil	25,000	71
Credit Saison	7,200	80
CSK (2)	2,300	12
Dai Nippon Printing	20,000	212
Daicel Chemical Industries	11,000	46
Daido Steel	13,000	44
Daihatsu Motor	7,000	63
Daiichi Sankyo	21,200	357
Daikin Industries	8,700	232
Dainippon Screen	8,000	18
Dainippon Sumitomo Pharma	6,000	48
Daishi Bank	11,000	41

Daito Trust Construction	3,700	153
Daiwa House	18,000	157
Daiwa Securities Group (2)	54,000	281
Dena (2)	14	50
Denki Kagaku Kogyo	20,000	44
Denso (2)	17,000	400
Dentsu (2)	5,500	101
DIC	23,000	37
Disco (2)	700	21
Don Quijote	2,100	32
Dowa	12,000	47
Dowa, Rights, 1/29/10 (1)	5,000	1
East Japan Railway	11,500	648
Ebara (2)	13,000	35
Eisai	8,600	232
Electric Power Development	6,400	186
Elpida Memory (1)(2)	3,800	41
Ezaki Glico (2)	4,000	37
FamilyMart	2,900	80
Fanuc (2)	6,900	497
Fast Retailing	2,000	209
Fuji Electric Holdings	22,000	38
Fuji Fire & Marine Insurance	6,000	6
Fuji Heavy Industries (2)	23,000	92
Fuji Media Holdings	4	4
FUJIFILM Holdings	14,800	380
Fujikura (2)	15,000	52
Fujitsu Limited	60,000	257
Fukuoka Financial	34,000	104
Fukuyama Transporting (2)	4,000	15
Funai Electric	400	11
Furukawa Electric	21,000	62
Gunma Bank	15,000	74
Gunze	7,000	23

H2O Retailing	5,000	32
Hachijuni Bank	16,000	94
Hakuhodo DY Holdings	1,150	53
Hamamatsu Photonics (2)	2,500	50
Hankyu Hanshin Holdings (2)	49,000	229
Haseko	50,000	31
Heiwa	2,300	20
HIGO Bank	7,000	38
Hikari Tsushin	700	14
Hino Motors	9,000	26
Hirose Electric (2)	1,200	125
Hiroshima Bank	18,000	68
Hisamitsu Pharmaceutical	1,900	54
Hitachi	96,000	334
Hitachi Cable	6,000	17
Hitachi Capital	1,500	16
Hitachi Chemical	4,100	55
Hitachi Construction Machinery (2)	3,400	46
Hitachi High-Technologies	1,600	22
Hitachi Koki	3,600	30
Hitachi Maxell	1,200	12
Hitachi Metals (2)	6,000	47
Hitachi Software Engineering	800	10
Hokkaido Electric Power	6,400	118
Hokkoku Bank	10,000	34
Hokugin Financial Group	41,000	72
Hokuriku Electric	6,500	147
Honda	52,900	1,538
House Foods	2,200	30
HOYA	12,500	216
Hyakugo Bank	8,000	40
Hyakujushi Bank	9,000	41
Ibiden (2)	4,500	131
Idemitsu Kosan	800	59

IHI (1)	43,000	65
Inpex	28	175
Isetan Mitsukoshi Holdings (2)	11,820	99
iShares MSCI Japan Index Fund (USD)	116,000	987
Isuzu Motors	50,000	83
IT Holdings	2,600	32
ITO EN (2)	2,300	28
ITOCHU	46,000	244
ITOCHU Techno-Solutions (2)	1,100	25
Iyo Bank	9,000	90
Izumi	2,400	27
J. Front Retailing (2)	15,800	65
JAFCO	1,400	31
Japan Airlines System (1)(2)	36,000	70
Japan Petroleum Exploration	1,100	43
Japan Steel Works	11,000	118
Japan Tobacco	192	479
Jfe Holdings	17,675	481
JGC	7,000	91
Joyo	24,000	111
JS Group	9,300	114
JSR	7,600	92
Jtekt	12,700	122
Juroku Bank	11,000	37
JUSCO	22,900	179
kabu.com Securities (2)	15	16
Kagoshima Bank	6,000	40
Kajima (2)	31,000	89
Kamigumi	8,000	51
Kandenko 1942	3,000	19
Kaneka (2)	7,000	40
Kansai Electric Power (2)	27,800	566
Kansai Paint	8,000	43
Kansai Urban Banking (2)	6,000	12

Kao	21,000	395
Kawasaki Heavy Industries	49,000	105
Kawasaki Kisen Kaisha	19,000	71
KDDI	129	580
Keihan Electric Railway (2)	22,000	89
Keihin Elec Express Railway (2)	16,000	123
Keio	19,000	108
Keisei Electric Railway	10,000	47
Keiyo Bank	6,000	22
Keyence (2)	1,540	272
Kikkoman	6,000	53
Kinden	8,000	67
Kintetsu (2)	50,000	218
Kirin Holdings	29,000	319
Kobayashi Pharmaceutical	800	26
Kobe Steel	92,000	151
Koito Manufacturing	3,000	27
Kokuyo	3,800	28
Komatsu (2)	38,800	477
Komeri	1,600	34
Konami	4,300	63
Konica	15,500	125
Kose	1,000	20
Kubota (2)	26,000	156
Kuraray	15,000	128
Kurita Water Industries	3,900	94
Kyocera	7,300	566
Kyowa Hakko Kirin	9,000	79
Kyushu Electric Power	13,700	283
Lawson	2,900	112
Leopalace21	4,700	34
Lintec	1,500	20
Lion	9,000	41
Mabuchi Motor	1,400	63

Makita	4,300	99
Marubeni	51,000	183
Marui Group (2)	9,300	51
Maruichi Steel Tube (2)	2,900	59
Matsui Securities (2)	4,200	30
Matsumotokiyoshi Holdings	1,600	28
Mazda Motor	28,000	69
Mediceo Paltac Holding	7,200	73
Meiji (1)(2)	2,270	69
Minebea (2)	16,000	62
Misumi	1,700	23
Mitsubishi Chemical	44,000	166
Mitsubishi Corporation	48,900	752
Mitsubishi Electric	62,000	329
Mitsubishi Estate	40,000	522
Mitsubishi Gas Chemical	14,000	65
Mitsubishi Heavy Industries (2)	130,000	422
Mitsubishi Logistics	5,000	48
Mitsubishi Materials	38,000	109
Mitsubishi Motors (1)(2)	163,000	248
Mitsubishi Rayon (2)	18,000	38
Mitsubishi Tanabe Pharma	6,000	57
Mitsubishi UFJ Financial	448,890	2,445
Mitsubishi UFJ Lease & Finance (2)	1,750	40
Mitsui	53,000	555
Mitsui Chemicals (2)	23,000	69
Mitsui Engineering & Shipbuilding	25,000	51
Mitsui Fudosan	34,000	427
Mitsui Mining & Smelting (1)	23,000	45
Mitsui Osk Lines	35,000	200
Mitsui Sumitomo Insurance	16,200	441
Mitsumi Electric	3,400	56
Mizuho Asset Trust & Banking (1)	59,000	61
Mizuho Financial Group (2)	329,000	691

Mizuho Investors (1)	15,000	14
Mochida Pharmaceutical	4,000	37
Monex Group	46	14
Mori Seiki (2)	3,000	29
Murata Manufacturing	8,700	349
Musashino Bank	1,000	27
Nabtesco	2,000	16
Nagoya Railroad	26,000	79
Namco Bandai Holdings	7,600	75
Nanto Bank (2)	11,000	57
NEC	60,000	197
NEC Electronics (1)	1,000	11
NGK Insulators	10,000	152
NGK Spark Plug (2)	5,000	48
NHK Spring (2)	7,000	32
Nichirei	9,000	31
Nidec	2,300	126
Nidec Sankyo (2)	4,000	15
Nikon	12,000	159
Nintendo	4,100	1,097
Nippon Electric Glass	9,500	76
Nippon Express	31,000	111
Nippon Kayaku	5,000	27
Nippon Meat Packers (2)	7,000	72
Nippon Mining (2)	27,500	125
Nippon Oil	43,000	224
Nippon Paint (2)	8,000	29
Nippon Paper Group (2)	3,300	94
Nippon Sheet Glass	26,000	73
Nippon Shokubai	6,000	37
Nippon Steel	196,000	653
Nippon Telegraph & Telephone	20,700	776
Nippon Television Network	200	19
Nippon Yusen Kabushiki Kaish	36,000	147

Nipponkoa Insurance	24,000	130
Nipro (2)	1,000	15
Nishi-Nippon Bank	24,000	48
Nishi-Nippon Railroad (2)	12,000	44
Nissan	86,900	452
Nissan Chemical Industries	7,000	58
Nissay Dowa General Insurance	6,000	26
Nissha Printing (2)	1,400	41
Nisshin Seifun Group	7,500	77
Nisshin Steel	29,000	56
Nisshinbo Holdings	6,000	63
Nissin Foods	3,800	103
Nitori	1,100	62
Nitto Denko	5,100	118
NOK	5,100	59
Nomura Real Estate (2)	2,400	39
Nomura Research Institute (2)	6,700	119
Nomura Securities	101,500	609
NS Solutions	600	7
NSK	16,000	71
NTN	14,000	46
NTT Data	44	115
NTT DoCoMo	690	961
NTT Urban Development	52	42
Obayashi	21,000	103
Obic	200	27
Odakyu Electric Railway (2)	22,000	180
Ogaki Kyoritsu Bank (2)	9,000	39
Oji Paper (2)	31,000	133
Okasan Securities Group	4,000	15
Oki Electric (1)	20,000	19
Okuma	5,000	22
Olympus Optical (2)	8,000	130
Omron	9,200	137

ONO Pharmaceutical (2)	3,600	153
Onward Holdings	5,000	30
Oracle (2)	1,000	35
Oriental Land (2)	1,500	94
ORIX	3,520	166
Osaka Gas	63,000	200
OSAKA Titanium Technologies (2)	600	18
Otsuka (2)	500	18
Pacific Metals (2)	6,000	38
Panahome	3,000	17
Panasonic (2)	93,865	1,366
Panasonic Electric Works	8,671	70
Pioneer (2)	5,200	17
Promise (2)	4,000	53
Q.P.	4,500	44
Rengo	7,000	35
Resona Holdings (2)	17,900	238
Ricoh	21,000	257
Rinnai (2)	1,600	56
Rohm Company	4,600	280
Ryohin Keikaku	1,100	42
Sagami Railway	13,000	53
San-In Godo Bank	5,000	39
Sankyo-Gunma	1,900	96
Santen Pharmaceutical (2)	2,600	73
Sanyo Electric (1)	55,000	90
Sapporo	12,000	50
Sapporo Hokuyo Holdings	12,000	34
SBI Holdings	650	77
Secom	6,700	248
Sega Sammy Holdings	5,440	49
Seibu	1,000	6
Seiko Epson	5,800	82
Seino Holdings	6,000	33

Sekisui Chemical	16,000	84
Sekisui House	20,000	172
Seven & I	27,552	623
Sharp (2)	32,000	334
Shiga Bank (2)	8,000	43
Shikoku (2)	7,000	192
Shima Seiki	1,100	24
Shimachu	2,000	35
Shimadzu	9,000	55
Shimamura	700	48
Shimano (2)	2,900	85
Shimizu	23,000	110
Shin-Etsu Chemical	12,400	600
Shinko Electric	2,700	27
Shinko Securities	24,000	56
Shinsei Bank	59,000	77
Shionogi	10,000	172
Shiseido	12,000	211
Shizuoka Bank	21,000	189
Showa Denko	37,000	55
Showa Shell Sekiya	4,400	39
SKY Perfect JSAT Holdings	29	10
SMC	2,100	204
Softbank	20,900	327
Sohgo Security Services	2,000	18
Sojitz	48,700	75
Sompo Japan	29,000	174
Sony	38,400	994
Sony Financial Holdings	33	103
Square Enix Holdings	1,800	32
Stanley Electric	5,600	79
Sumco	4,000	58
Sumisho Computer Systems	1,100	13
Sumitomo	36,100	313

Sumitomo Bakelite	8,000	32
Sumitomo Chemicals	49,000	192
Sumitomo Electric Industries	23,400	227
Sumitomo Forestry	5,100	34
Sumitomo Heavy Industries	18,000	74
Sumitomo Metal Industries	138,000	321
Sumitomo Metal Mining	23,000	258
Sumitomo Mitsui Financial (2)	30,300	1,049
Sumitomo Osaka Cement	17,000	38
Sumitomo Real Estate Sales (2)	340	12
Sumitomo Realty & Development (2)	18,000	215
Sumitomo Rubber Industries	5,100	35
Sumitomo Trust & Banking	48,000	200
Suruga Bank	8,000	68
Suzuken	1,800	44
Suzuki Motor (2)	15,600	292
Sysmex	600	18
T&D Holdings	7,850	233
Taiheiyo Cement (2)	28,000	49
Taisei	32,000	69
Taisho Pharmaceutical	9,000	165
Taiyo Nippon Sanso	12,000	84
Taiyo Yuden (2)	5,000	38
Takara Holdings	6,000	29
Takashimaya	10,000	62
Takata	1,600	19
Takeda Pharmaceutical	23,500	835
Takefuji (2)	2,280	12
TDK	3,700	166
Tecmo Koei (1)	800	5
Teijin	29,000	74
TEPCO	39,000	914
Terumo	6,200	235
THK	5,200	72

Tobu Railway (2)	25,000	131
Toda	10,000	33
Toho	5,600	74
Toho Gas	17,000	73
Toho Titanium (2)	1,200	17
Tohoku Electric Power	14,500	302
Tokai Carbon	6,000	27
Tokai Rika (2)	1,500	20
Tokai Rubber Industries	1,200	11
Tokio Marine Holdings	23,200	613
Tokuyama	8,000	47
Tokyo Broadcasting System	1,500	21
Tokyo Electron	5,300	242
Tokyo Gas	79,000	299
Tokyo Steel (2)	4,600	47
Tokyo Style	3,000	22
Tokyo Tatemono	9,000	31
Tokyu	36,000	153
Tokyu Land	16,000	53
TonenGeneral Sekiyu (2)	11,000	104
Toppan Forms	1,400	15
Toppan Printing	21,000	159
Toray Industries (2)	40,000	176
Toshiba	93,000	318
Toshiba TEC	5,000	18
Tosoh (2)	18,000	41
TOTO (2)	11,000	55
Toyo Seikan Kaisha	6,400	106
Toyo Suisan Kaisha	3,000	58
Toyobo (2)	21,000	33
Toyoda Gosei	2,100	41
Toyota Auto Body	900	14
Toyota Boshoku	3,000	38
Toyota Industries	5,100	136

PORTUGAL 0.4%

Common Stocks 0.4%

Banco BPI	12,154	29
Banco Comercial	135,569	126
Banco Espirito Santo	9,823	48
Brisa (2)	16,051	109
Cimpor-Cimentos de Portugal (2)	6,422	38
Electricidade de Portugal	105,487	385
Galp Energia SGPS	9,186	123
Portugal Telecom (2)	36,257	278
ZON Multimedia Servicos de Tel (2)	12,625	69
Total Portugal (Cost $1,954)		1,205

SINGAPORE 1.3%

Common Stocks 1.3%

Allgreen Properties	31,000	12
CapitaCommercial Trust, REIT	39,440	23
CapitaLand	124,500	229
CapitaMall Trust, REIT	93,100	78
Cerebos Pacific	2,000	4
Chartered Semiconductor (1)	40,000	4
City Developments	27,000	117
ComfortDelGro	81,012	77
Cosco	35,000	24
DBS Group	66,000	421
Fraser & Neave	54,000	95
Golden Agri Resources	301,600	75
Guocoland	7,000	5
Haw Par	5,307	14
Hongkong Land Holdings (USD)	67,000	166
Hotel Properties	6,600	5

Wing Tai Holdings	18,700	11
Yanlord Land Group	21,000	20
Total Singapore (Cost $5,684)		4,179

SOUTH KOREA 0.0%

Common Stocks 0.0%

STX Pan Ocean (SGD)	4,100	35
Total South Korea (Cost $79)		35

SPAIN 4.6%

Common Stocks 4.6%

Abertis Infraestructuras (2)	12,892	231
Acciona	995	102
ACERINOX	10,161	155
ACS Group	10,316	516
Banco Bilbao Vizcaya Argenta	146,627	1,581
Banco de Sabadell	47,082	271
Banco de Valencia (2)	9,192	84
Banco de Valencia, Rights, 5/11/09 (1)	9,192	2
Banco Espanol de Credito	3,291	34
Banco Popular Espanol (2)	47,160	386
Banco Santander	309,440	2,921
Banco Santander (GBP)	6,920	63
Bankinter	12,022	143
Cia Espanola de Petroleos	845	33
Cintra Concesiones De Infrae (2)	8,803	48
Corporacion Financiera Alba	1,241	53
Criteria Caixacorp	39,501	149
Enagas	7,011	123
Fomento de Construcciones y Contratas	2,063	74
Gamesa	7,145	134
Gas Natural (2)	17,224	274

Gestevision Telecinco (2)	3,896	37
Grifols	8,333	146
Grupo Ferrovial (2)	2,746	79
Grupo Prisa (1)	3,457	9
Iberdrola	192,084	1,518
Iberdrola Renovables (1)(2)	33,800	138
Inditex (2)	9,591	409
Mapfre	31,386	90
Red Electrica	2,137	90
Repsol	46,947	893
Telefonica	181,613	3,448
Vallehermoso (2)	4,721	49
Zardoya Otis	4,933	101
Total Spain (Cost $19,709)		14,384

SWEDEN 2.4%

Common Stocks 2.4%

Alfa Laval (2)	13,200	117
Assa-Abloy, Series B	13,643	162
Atlas Copco, Series A (2)	32,886	306
Atlas Copco, Series B	5,770	48
Boliden	11,757	74
Electrolux, Series B (1)	11,595	131
Hennes & Mauritz, Series B (2)	11,238	502
Holmen, Series B (2)	2,361	52
Husqvarna, Series B (1)	14,795	72
Industrivarden, Series A (1)(2)	13,326	121
Industrivarden, Series C (1)(2)	1,348	11
Investor, Series B	17,335	251
iShares MSCI Sweden Index Fund (USD)	5,900	102
LM Ericsson, Series B (2)	114,368	987
Loomis, Series B	2,700	23
Nordea Bank (2)	154,628	1,150

S-E-Banken, Series A (1)	81,744	319
Sandvik (2)	45,573	299
Scania, Series B	15,772	168
Securitas, Series B (1)	13,501	112
Skanska, Series B (2)	15,582	169
SKF, Series B (2)	15,666	172
SSAB Svenskt Stal, Series A (2)	11,068	105
SSAB Svenskt Stal, Series B	1,455	13
Svenska Cellulosa, Series B	23,026	223
Svenska Handelsbanken, Series A (2)	23,702	414
Swedbank, Series A (1)(2)	15,132	86
Swedish Match	10,217	146
Tele2 AB, Series B (2)	15,937	151
TeliaSonera	86,152	407
Volvo, Series A	17,555	115
Volvo, Series B (2)	63,795	415
Total Sweden (Cost $11,567)		7,423

SWITZERLAND 7.2%

Common Stocks 7.2%

ABB	89,668	1,267
Actelion (1)	3,559	162
Adecco	5,558	219
Baloise Holding (2)	2,133	156
BKW FMB Energie AG	631	44
Cie Financ Richemont, Equity Units	20,105	360
CLARIANT	9,384	53
Credit Suisse	43,913	1,678
EFG International (1)(2)	1,654	20
Geberit (2)	1,643	176
Givaudan (2)	283	180
Holcim (2)	7,540	381
iShares MSCI Switzerland Index Fund (USD)	19,800	321

Julius Baer	8,117	266
Kuehne & Nagel	2,370	178
Lindt & Spruengli, Participation Certificates	60	96
Lindt & Spruengli, Registered Shares (2)	3	57
Lonza Group (2)	1,975	182
Nestle	148,527	4,831
Nobel Biocare (2)	4,859	99
Novartis	87,558	3,307
OC Oerlikon (1)	419	24
Pargesa Holding	1,486	94
Petroplus Holdings (2)	2,711	46
Roche Holding - Genusscheine	27,264	3,445
Schindler Holding	1,673	88
Schindler Holding, Registered Shares (2)	244	13
SGS Group	220	246
Sonova Holding (2)	1,881	123
Straumann Holding (2)	300	55
Swiss Life Holding	1,375	107
Swiss Reinsurance	14,246	336
Swisscom (2)	888	231
Syngenta	3,876	827
Synthes Stratec	1,826	185
The Swatch Group (2)	1,684	234
The Swatch Group, Registered Shares	1,169	34
UBS (1)	113,051	1,555
Zurich Financial Services	5,748	1,062
Total Switzerland (Cost $31,120)		22,738

UNITED KINGDOM 19.9%

Common Stocks 19.9%

3I Group	14,722	69
Aegis Group	44,708	60
Alliance Trust	26,556	113

AMEC	12,661	115
Anglo American	51,003	1,106
Antofagasta	15,265	131
Associated British Foods	15,639	165
AstraZeneca	56,630	1,986
Aviva	102,201	466
Bae Systems	138,527	729
Barclays	324,805	1,322
BG Group	130,739	2,102
BHP Billiton	161,222	3,387
BP	731,167	5,185
British Airways	22,443	49
British American Tobacco	11,434	277
British American Tobacco	65,887	1,599
British Land	32,876	207
British Sky Broadcasting	51,380	366
British Telecommunications	297,451	413
Bunzl	12,621	102
Burberry Group	17,135	102
Cable & Wireless	97,724	215
Cadbury PLC	51,741	388
Cairn Energy (1)	5,098	161
Capita Group	24,040	242
Carnival	8,323	229
Carphone Warehouse Group	14,340	31
Centrica	196,106	658
Cobham	44,783	116
Compass Group	71,575	342
Daily Mail & General Tst	10,475	51
Diageo	96,882	1,163
Drax	13,290	101
Enterprise Inns	20,061	48
Eurasian Natural Resources	14,691	127
Experian	39,952	264

Foreign & Colonial Investment	26,786	93
Friends Provident	90,763	86
G4S	55,054	153
GKN	27,828	49
GlaxoSmithKline	203,349	3,140
Hammerson	27,373	126
Hays	56,882	75
Home Retail	34,288	126
HSBC	668,411	4,748
ICAP	18,908	104
Imperial Tobacco	39,107	894
InterContinental Hotels	11,183	106
International Power	57,746	209
Invensys (1)	31,440	92
iShares MSCI United Kingdom Index Fund (USD)	84,300	989
J. Sainsbury	68,014	331
Johnson Matthey	8,493	151
Kingfisher	91,720	250
Ladbrokes	23,756	82
Land Securities	29,077	239
Legal & General Group	232,422	199
Liberty International	14,205	83
Liberty International, Rights, 5/09 (1)	3,696	5
Lloyds Banking Group	365,090	595
Logica	58,667	66
Lonmin	6,063	127
Man Group	65,910	243
Marks & Spencer Group	61,024	304
Mondi	15,043	39
National Grid	94,149	786
Next	7,684	184
Northern Rock (1)	14,213	—
Old Mutual	204,572	205
PartyGaming (1)	3,960	15

Pearson	30,946	322
Provident Financial	5,078	64
Prudential	95,749	552
Reckitt Benckiser	27,529	1,084
Reed Elsevier	42,408	315
Rentokil Group	70,973	69
Rexam	25,135	117
Rio Tinto	38,428	1,572
Rolls-Royce (1)	72,624	362
Rolls-Royce, Series C (1)	6,231,139	9
Royal Bank of Scotland	677,191	412
Royal Dutch Shell, Series A	137,571	3,187
Royal Dutch Shell, Series B	106,029	2,432
RSA Insurance Group	127,033	244
SABMiller	43,168	724
Sage Group	50,098	136
Schroders	8,034	98
Schroders, Non-Voting Shares	434	5
Scottish & Southern Energy	35,486	580
Scottish Mortgage	11,122	67
Segro	216,921	76
Severn Trent	9,203	142
Shire	21,515	269
Smith & Nephew	34,694	245
Smiths Group	15,313	164
Standard Chartered	72,641	1,117
Standard Life	83,599	232
Tate & Lyle	18,045	73
Tesco	302,752	1,503
Thomas Cook Group	18,280	70
Thomson Reuters	7,076	183
Tomkins (1)	34,587	88
Tullow Oil	30,780	363
Unilever	49,415	964

United Business Media	9,528	65
United Utilities	26,431	198
Vedanta Resources	5,599	88
Vodafone	2,042,213	3,751
Whitbread	6,874	95
William Hill	26,363	85
William Morrison Supermarkets	103,232	375
Wolseley (1)	8,233	148
WPP	48,834	334
Xstrata	84,093	739
Total United Kingdom (Cost $101,240)		62,799

UNITED STATES 0.0%

Common Stocks 0.0%

NYSE Euronext (EUR)	102	2
Perrigo (ILS)	2,700	73
Total United States (Cost $67)		75

SHORT-TERM INVESTMENTS 0.0%

Money Market Funds 0.0%

T. Rowe Price Reserve Investment Fund, 0.34% (3)(4)	1,000	1
Total Short-Term Investments (Cost $1)		1

SECURITIES LENDING COLLATERAL 13.2%

Investments in Pooled Account Managed by JPMorgan Chase Bank, London 13.2%

Medium-Term Notes 1.4%

Commonwealth Bank Australia, VR, 0.516%, 6/8/09	1,547,953	1,546
JPMorgan Chase, VR, 1.381%, 6/2/09	959,731	960
K2 (USA), VR, 0.34%, 6/19/09	1,146,173	1,140

Merrill Lynch, VR, 1.291%, 5/8/09	309,591	309
Wells Fargo, VR, 0.443%, 5/1/09	464,386	464
		4,419
Money Market Funds 10.8%		
T. Rowe Price Reserve Investment Fund, 0.34% (3)(4)	34,209,752	34,210
		34,210
Repurchase Agreements 1.0%		
Merrill Lynch, Tri-Party, Dated 4/30/09, 0.17% Delivery Value of $3,156, on 5/1/09, Collateralized by U.S. Government securities, 0.00% – 6.00%, 2/25/10 – 6/20/36 valued at $3,219,187	3,156,061	3,156
		3,156
Total Investments in Pooled Account Managed by JPMorgan Chase Bank, London		41,785
Total Securities Lending Collateral (Cost $41,728)		41,785
Total Investments in Securities 113.2% of Net Assets (Cost $516,715)		**$ 356,832**

‡ Denominated in the currency of the country of incorporation unless otherwise noted.
(1) Non-income producing
(2) All or a portion of this security is on loan at April 30, 2009 -- total value of such securities at period-end amounts to $39,632. See Note 3.
(3) Seven-day yield
(4) Affiliated Companies
ADR American Depository Receipts
EUR Euro
FDR Fiduciary Depository Receipt
GBP British Pound
GDR Global Depository Receipts
GDS Global Depository Shares
HKD Hong Kong Dollar
ILS Israeli Shekel
REIT Real Estate Investment Trust
SGD Singapore Dollar
USD U.S. Dollar
VR Variable Rate; rate shown is effective rate at period-end.

The accompanying notes are an integral part of these financial statements.

Unaudited

The accompanying notes are an integral part of these financial statements.

Unaudited

The accompanying notes are an integral part of these financial statements.

Unaudited

Statement of Changes in Net Assets

($000s)

		6 Months Ended 4/30/09		Year Ended 10/31/08
Increase (Decrease) in Net Assets				
Operations				
Net investment income	$	4,936	$	16,564
Net realized loss		(8,434)		(16,047)
Change in net unrealized loss		(9,639)		(292,083)
Decrease in net assets from operations		(13,137)		(291,566)
Distributions to shareholders				
Net investment income		(13,096)		(13,987)
Net realized gain		–		(4,417)
Decrease in net assets from distributions		(13,096)		(18,404)
Capital share transactions*				
Shares sold		43,010		162,419
Distributions reinvested		12,495		16,746
Shares redeemed		(42,101)		(176,086)
Redemption fees received		19		75
Increase in net assets from capital share transactions		13,423		3,154
Net Assets				
Decrease during period		(12,810)		(306,816)
Beginning of period		327,965		634,781
End of period	$	315,155	$	327,965
Undistributed net investment income		2,916		11,076
*Share information				
Shares sold		5,401		11,513
Distributions reinvested		1,404		1,085
Shares redeemed		(5,366)		(12,768)
Increase (decrease) in shares outstanding		1,439		(170)

The accompanying notes are an integral part of these financial statements.

Unaudited

NOTES TO FINANCIAL STATEMENTS

T. Rowe Price International Index Fund, Inc. (the corporation), is registered under the Investment Company Act of 1940 (the 1940 Act). The International Equity Index Fund (the fund), a diversified, open-end management investment company, is one portfolio established by the corporation. The fund commenced operations on November 30, 2000. The fund seeks to provide long-term capital growth, using the FTSE™ International Limited Developed ex North America Index.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the financial statements may differ from the value the fund ultimately realizes upon sale of the securities.

Investment Transactions, Investment Income, and Distributions Income and expenses are recorded on the accrual basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Dividends received from mutual fund investments are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Income tax-related interest and penalties, if incurred, would be recorded as income tax expense. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Distributions to shareholders are recorded on the ex-dividend date. Income distributions are declared and paid on an annual basis. Capital gain distributions, if any, are declared and paid by the fund, typically on an annual basis.

Currency Translation Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is reflected as a component of security gains and losses.

Redemption Fees A 2% fee is assessed on redemptions of fund shares held for 90 days or less to deter short-term trading and to protect the interests of long-term shareholders. Redemption fees are withheld from proceeds that shareholders receive from the sale or exchange of fund shares. The fees are paid to the fund, and are recorded as an increase to paid-in capital. The fees may cause the redemption price per share to differ from the net asset value per share.

New Accounting Pronouncements On November 1, 2008, the fund adopted Statement of Financial Accounting Standards No. 157 (FAS 157), Fair Value Measurements. FAS 157 defines fair value, establishes the framework for measuring fair value, and expands the disclosures of fair value measurements in the financial statements. Adoption of FAS 157 did not have a material impact on the fund’s net assets or results of operations.

In March 2008, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 161 (FAS 161), Disclosures about Derivative Instruments and Hedging Activities, which is effective for fiscal years and interim periods beginning after November 15, 2008. FAS 161 requires enhanced disclosures about derivative and hedging activities, including how such activities are accounted for and their effect on financial position, performance and cash flows. Management is currently evaluating the impact the adoption of FAS 161 will have on the fund’s financial statements and related disclosures; however, it is expected to have no material impact on the fund’s net assets or results of operations.

NOTE 2 - VALUATION

The fund’s investments are reported at fair value as defined under FAS 157. The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business.

Valuation Methods Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities. Debt securities with remaining maturities of less than one year at the time of acquisition generally use amortized cost in local currency to approximate fair value. However, if amortized cost is deemed not to reflect fair value or the fund holds a significant amount of such securities with remaining maturities of more than 60 days, the securities are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service.

Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation.

Other investments, including restricted securities, and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Directors.

For valuation purposes, the last quoted prices of non-U.S. equity securities may be adjusted under the circumstances described below. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, the fund will adjust the previous closing prices to reflect what it believes to be the fair value of the securities as of the close of the NYSE. In deciding whether it is necessary to adjust closing prices to reflect fair value, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. A fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. The fund uses outside pricing services to provide it with closing prices and information to evaluate and/or adjust those prices. The fund cannot predict how often it will use closing prices and how often it will determine it necessary to adjust those prices to reflect fair value. As a means of evaluating its security valuation process, the fund routinely compares closing prices, the next day’s opening prices in the same markets, and adjusted prices.

Valuation Inputs Various inputs are used to determine the value of the fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities

Level 2 – observable inputs other than Level 1 quoted prices (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, credit risk)

Level 3 – unobservable inputs

Observable inputs are those based on market data obtained from sources independent of the fund, and unobservable inputs reflect the fund’s own assumptions based on the best information available. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, non-U.S. equity securities actively traded in foreign markets generally are reflected in Level 2 despite the availability of closing prices, because the fund evaluates and determines whether those closing prices reflect fair value at the close of the NYSE or require adjustment, as described above. The following table summarizes the fund’s investments, based on the inputs used to determine their values on April 30, 2009:

Following is a reconciliation of the fund’s Level 3 investments for the period ended April 30, 2009:

NOTE 3 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Repurchase Agreements All repurchase agreements are fully collateralized by U.S. government securities. Collateral is in the possession of the fund’s custodian or, for tri-party agreements, the custodian designated by the agreement. Collateral is evaluated daily to ensure that its market value exceeds the delivery value of the repurchase agreements at maturity. Although risk is mitigated by the collateral, the fund could experience a delay in recovering its value and a possible loss of income or value if the counter-party fails to perform in accordance with the terms of the agreement.

Securities Lending The fund lends its securities to approved brokers to earn additional income. It receives as collateral cash and U.S. government securities valued at 102% to 105% of the value of the securities on loan. Cash collateral is invested by the fund’s lending agent(s) in accordance with investment guidelines approved by fund management. Although risk is mitigated by the collateral, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities or if collateral investments decline in value. Securities lending revenue recognized by the fund consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower and compensation to the lending agent. On April 30, 2009, the value of loaned securities was $39,632,000; aggregate collateral received included U.S. government securities valued at $12,000.

Other Purchases and sales of portfolio securities, other than short-term securities, aggregated $22,617,000 and $17,371,000, respectively, for the six months ended April 30, 2009.

NOTE 4 - FEDERAL INCOME TAXES

No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Distributions are determined in accordance with Federal income tax regulations, which differ from generally accepted accounting principles, and, therefore, may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of April 30, 2009.

The fund intends to retain realized gains to the extent of available capital loss carryforwards. As of October 31, 2008, the fund had $12,067,000 of unused capital loss carryforwards, of which $357,000 expire in fiscal 2011, $11,710,000 expire in fiscal 2016.

At April 30, 2009, the cost of investments for federal income tax purposes was $516,715,000. Net unrealized loss aggregated $159,880,000 at period-end, of which $7,345,000 related to appreciated investments and $167,225,000 related to depreciated investments.

NOTE 5 - FOREIGN TAXES

The fund is subject to foreign income taxes imposed by certain countries in which it invests. Additionally, capital gains realized by the fund upon disposition of securities issued in or by certain foreign countries are subject to capital gains tax imposed by those countries. All taxes are computed in accordance with the applicable foreign tax law, and, to the extent permitted, capital losses are used to offset capital gains. Tax expense attributable to income is accrued by the fund as a reduction of income. Current and deferred tax expense attributable to net capital gains is reflected as a component of realized and/or change in unrealized gain/loss on securities in the accompanying financial statements. At April 30, 2009, the fund had no deferred tax liability attributable to foreign securities and no foreign capital loss carryforwards.

NOTE 6 - RELATED PARTY TRANSACTIONS

The fund is managed by T. Rowe Price International, Inc. (the manager), a wholly owned subsidiary of T. Rowe Price Associates, Inc. (Price Associates), which is wholly owned by T. Rowe Price Group, Inc. The investment management and administrative agreement between the fund and the manager provides for an all-inclusive annual fee equal to 0.50% of the fund’s average daily net assets. The fee is computed daily and paid monthly. The agreement provides that investment management, shareholder servicing, transfer agency, accounting, custody services, and directors’ fees and expenses are provided to the fund, and interest, taxes, brokerage commissions, and extraordinary expenses are paid directly by the fund.

Additionally, the fund is one of several mutual funds in which certain college savings plans managed by Price Associates may invest. As approved by the fund’s Board of Directors, shareholder servicing costs associated with each college savings plan are allocated to the fund in proportion to the average daily value of its shares owned by the college savings plan. Shareholder servicing costs allocated to the fund are borne by Price Associates, pursuant to the fund’s all-inclusive fee agreement. At April 30, 2009, no shares of the fund were held by college savings plans.

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Investment Funds), open-end management investment companies managed by Price Associates and considered affiliates of the fund. The T. Rowe Price Reserve Investment Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Investment Funds pay no investment management fees.

INFORMATION ON PROXY VOTING POLICIES, PROCEDURES, AND RECORDS

A description of the policies and procedures used by T. Rowe Price funds and portfolios to determine how to vote proxies relating to portfolio securities is available in each fund’s Statement of Additional Information, which you may request by calling 1-800-225-5132 or by accessing the SEC’s Web site, www.sec.gov. The description of our proxy voting policies and procedures is also available on our Web site, www.troweprice.com. To access it, click on the words “Our Company” at the top of our corporate homepage. Then, when the next page appears, click on the words “Proxy Voting Policies” on the left side of the page.

Each fund’s most recent annual proxy voting record is available on our Web site and through the SEC’s Web site. To access it through our Web site, follow the directions above, then click on the words “Proxy Voting Records” on the right side of the Proxy Voting Policies page.

HOW TO OBTAIN QUARTERLY PORTFOLIO HOLDINGS

The fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available electronically on the SEC’s Web site (www.sec.gov); hard copies may be reviewed and copied at the SEC’s Public Reference Room, 450 Fifth St. N.W., Washington, DC 20549. For more information on the Public Reference Room, call 1-800-SEC-0330.

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT

On March 10, 2009, the fund’s Board of Directors (Board) unanimously approved the investment advisory contract (Contract) between the fund and its investment manager, T. Rowe Price International, Inc. (Manager). The Board considered a variety of factors in connection with its review of the Contract, also taking into account information provided by the Manager during the course of the year, as discussed below:

Services Provided by the Manager
The Board considered the nature, quality, and extent of the services provided to the fund by the Manager. These services included, but were not limited to, management of the fund’s portfolio and a variety of related activities as well as financial and administrative services, reporting, and communications. The Board also reviewed the background and experience of the Manager’s senior management team and investment personnel involved in the management of the fund. The Board concluded that it was satisfied with the nature, quality, and extent of the services provided by the Manager.

Investment Performance of the Fund
The Board reviewed the fund’s average annual total returns over the one-, three-, and five-year and since-inception periods as well as the fund’s year-by-year returns and compared these returns with a wide variety of previously agreed upon comparable performance measures and market data, including those supplied by Lipper and Morningstar, which are independent providers of mutual fund data. On the basis of this evaluation and the Board’s ongoing review of investment results, and factoring in the severity of market turmoil in 2008, the Board concluded that the fund’s performance was satisfactory.

Costs, Benefits, Profits, and Economies of Scale
The Board reviewed detailed information regarding the revenues received by the Manager under the Contract and other benefits that the Manager (and its affiliates) may have realized from its relationship with the fund, including research received under “soft dollar” agreements. The Board noted that soft dollars were not used to pay for third-party, non-broker research during 2008. The Board also received information on the estimated costs incurred and profits realized by the Manager and its affiliates from advising T. Rowe Price mutual funds, as well as estimates of the gross profits realized from managing the fund in particular. The Board concluded that the Manager’s profits were reasonable in light of the services provided to the fund. The Board also considered the extent to which economies of scale were being realized by the Manager and whether the fund or other funds benefit from any such economies of scale under the fee levels set forth in the Contract. The Board noted that, under the Contract, the fund pays the Manager a single fee based on the fund’s assets and that the Manager, in turn, pays all expenses of the fund, with certain exceptions. The Board concluded that, based on the profitability data it reviewed and consistent with this single-fee structure, the Contract provided for a reasonable sharing of any benefits from economies of scale with the fund.

Fees
The Board reviewed the fund’s single-fee structure and compared it with fees and expenses of other comparable funds based on information and data supplied by Lipper. The information provided to the Board showed that the fund’s management fee and expense ratio were generally below the median for comparable funds. (For these purposes, the Board assumed the management fee was equal to the single fee less the fund’s operating expenses.) The Board also reviewed the fee schedules for comparable privately managed accounts of the Manager and its affiliates. Management informed the Board that the Manager’s responsibilities for privately managed accounts are more limited than its responsibilities for the fund and other T. Rowe Price mutual funds that it or its affiliates advise. On the basis of the information provided, the Board concluded that the fees paid by the fund under the Contract were reasonable.

Approval of the Contract
As noted, the Board approved the continuation of the Contract. No single factor was considered in isolation or to be determinative to the decision. Rather, the Board concluded that, in light of a weighting and balancing of all factors considered, it was in the best interests of the fund to approve the continuation of the Contract, including the fees to be charged for services thereunder.

Item 2. Code of Ethics.

A code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions is filed as an exhibit to the registrant’s annual Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the registrant’s most recent fiscal half-year.

Item 3. Audit Committee Financial Expert.

Disclosure required in registrant’s annual Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Disclosure required in registrant’s annual Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is filed with the registrant’s annual Form N-CSR.

    (2) Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

    (3) Written solicitation to repurchase securities issued by closed-end companies: not applicable.

(b) A certification by the registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
T. Rowe Price International Index Fund, Inc.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer
Date	June 16, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer
Date	June 16, 2009

By	/s/ Gregory K. Hinkle
Gregory K. Hinkle
Principal Financial Officer
Date	June 16, 2009